Other Payables	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
Other payables	Note 7 - Other payables
	December 31,
	2023	2022
	U.S. dollars in thousands
Employees and payroll accruals	$1,481	$751
Short term lease liability	69	64
Accrued expenses	450	413
	$2,000	$1,228